Short-term investments (Tables)	12 Months Ended
Dec. 31, 2020
Short-term Investments [Abstract]
Summary of Short Term Investments
The following is a summary of the Company’s short-term investments:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Commercial banks deposits	56,275	36,197	5,547
Investment in fund	—	165,381	25,346

Total short-term investments	56,275	201,578	30,893